Preferred and Common Stock	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK
In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures.
In October 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during the six month period ended June 30, 2012.
Issuances to Employees and Exercise of Options
On March 1, March 2, March 7 and June 23, 2011, pursuant to the stock plan approved by the Board of Directors, 18,281, 29,250, 68,047 and 15,000 shares, respectively, were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $415.
On December 5, 2011, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 784,273 shares of restricted common stock, 29,000 restricted stock units and 1,344,353 stock options.
On January 11 and February 29, 2012, pursuant to the stock plan approved by the Board of Directors, 10,969 and 18,282 shares, respectively, were issued following the exercise of the options for cash at an exercise price of $3.18 per share for a total of $93.
Vested, Surrendered and Forfeited
During the six month period ended June 30, 2012 and the year ended December 31, 2011, 4,300 and 8,869 restricted shares of common stock, respectively, were forfeited upon termination of employment.
During 2011, 15,264 restricted stock units that were issued to the Company's employees in 2009 and 2010 became vested and 1,997 restricted shares of common stock were surrendered.
Following the issuances and cancellations of the shares described above, Navios Holdings had as of June 30, 2012, 102,434,315 shares of common stock and 8,479 shares of preferred stock outstanding.